INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Inventories [Abstract]
Schedule of inventories

Amounts in US$ ‘000	2021	2020
Finished goods	13,560	12,742
Work in progress	9,606	5,668
Raw materials	4,144	2,747
Balance at December 31	27,310	21,157

Schedule of changes in the adjustment to net realisable value
Changes in the adjustment to net realizable value:

Amounts in US$ ‘000	2021	2020
Balance at January 1	(646)	(931)
Addition to impairment	(2,342)	(1,450)
Release of impairment	20	1,192
Usage of impairment	407	606
Currency translation	113	(63)
Balance at December 31	(2,448)	(646)